REPORTING ENTITY - Other events - Loss allowance balances (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loan allowance	$ 10,905,171	$ 8,185,797
Loan allowance, variation	2,719,374
Allowance for credit losses on other receivables	343,057	286,463
Allowance for credit losses on other receivables, variation	56,594
Commercial lending portfolio
Disclosure of financial assets [line items]
Loan allowance	5,280,406	4,188,388
Loan allowance, variation	1,092,018
Interbank and overnight funds
Disclosure of financial assets [line items]
Loan allowance	851	986
Loan allowance, variation	(135)
Loans to consumers
Disclosure of financial assets [line items]
Loan allowance	4,938,971	3,555,040
Loan allowance, variation	1,383,931
Mortgages
Disclosure of financial assets [line items]
Loan allowance	560,904	351,558
Loan allowance, variation	209,346
Microcredit
Disclosure of financial assets [line items]
Loan allowance	124,039	$ 89,825
Loan allowance, variation	$ 34,214